Employee Benefits (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) plan	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Retirement Benefits [Abstract]
Total expense under employee benefit plans	$ 3.7	$ 3.6	$ 4.0
Company matching contributions	$ 0.2	0.2	$ 0.2
Number of defined benefit plans | plan	6
Liability under the defined benefit plans	$ 9.3	$ 9.3